Commitments and Contingencies - Commitments to Extend Credit (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Total commitments to originate loans	$ 1,190,119	$ 1,139,963